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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07687
First American Strategy Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN (Address of principal executive offices)	55402 (Zip code)
Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)
Registrant’s telephone number, including area code:       800-677-3863
Date of fiscal period end:       August 31
Date of reporting period:       February 29, 2008
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

First American Funds.

February 29, 2008

2008 Semiannual Report

Asset Allocation Funds

Explanation of Financial Statements	1
Holdings Summaries	2
Expense Examples	4
Schedule of Investments	8
Statements of Assets and Liabilities	10
Statements of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	18
Notice to Shareholders	24

The First American asset allocation funds invest their assets in shares of a number of underlying First American Funds. Your cost of investing in the asset allocation funds will generally be higher than the cost of investing directly in the shares of the underlying mutual funds. Asset allocation funds are exposed to the principal risks of the underlying funds in direct proportion to each fund’s allocation. The underlying risks include but are not limited to, volatility and additional risks associated with investments in small- and mid-capitalization stocks and real estate securities; political, economic, and currency risk related to foreign securities; and interest-rate risk related to investing in debt securities.

Mutual fund investing involves risk; principal loss is possible.

 NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

FIRST AMERICAN STRATEGY FUNDS, INC.
PROSPECTUS SUPPLEMENT DATED APRIL 1, 2008

This information supplements the Lifecycle Funds Prospectus of First American Strategy Funds, Inc., dated December 20, 2007. This supplement and the Prospectus constitute a current Prospectus. To request a copy of a Prospectus, please call 800 677-FUND.

The following paragraphs are added at the beginning of the section entitled “Policies and Services – Purchasing, Redeeming, and Exchanging Shares – Choosing a Share Class” on page 14:

Effective at the close of business on or about June 30, 2008 (the “Closing Date”), no new or additional investments, including investments through any systematic investment plan, will be allowed in Class B shares of the First American funds, except through permitted exchanges. After the Closing Date, existing shareholders of Class B shares may continue to hold their Class B shares, exchange their Class B shares for Class B shares of another First American fund (as permitted by existing exchange privileges), and redeem their Class B shares as described in the prospectus. Any dividends or capital gains on Class B shares of a fund will be reinvested in Class B shares of the fund at net asset value, unless you have otherwise chosen to receive distributions in cash. For Class B shares outstanding as of the Closing Date, all Class B share attributes, including the 12b-1 fee, contingent deferred sales charge schedule, and conversion feature remain unchanged.

Class B shareholders wishing to make additional investments in the funds’ shares after the Closing Date will be permitted to invest in other classes of the funds, subject to the pricing and eligibility requirements of those classes. You should contact your financial intermediary or Investor Services at 800 677-FUND to make appropriate adjustments to any systematic investment plan in effect with respect to closed Class B shares, which will otherwise terminate on the Closing Date.

Please contact your financial intermediary or Investor Services with any questions.

The following replaces the first paragraph under the section entitled “Policies and Services – Managing Your Investment – Dividends and Distributions” on page 23:

Dividends from a fund’s net investment income are declared and paid quarterly. Effective July 1, 2008, dividends from net investment income will be declared and paid annually for each fund. Any capital gains are distributed at least once a year.

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Explanation of Financial Statements

As a shareholder in First American Funds, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (common stock, bonds, etc.) and by industry classification (banking, communications, etc.). This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and present the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments, as presented in the Schedule of Investments, comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios, net investment income ratios, and portfolio turnover rates. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. Expense ratios can vary across funds for a number of reasons, including differences in advisory fees and the average shareholder account size. The portfolio turnover rate represents the percentage of the fund’s holdings that have changed over the course of the period, and gives an idea of how long the fund holds onto a particular security. A 100% turnover rate implies that an amount equal to the value of the entire portfolio is turned over in a year through the purchase and sale of securities.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividends, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

First American Funds 2008 Semiannual Report   1

Holdings Summaries

Strategy Aggressive Growth Allocation Fund

 Allocation by Underlying Fund as of February 29, 20081 (% of net assets)

First American Total Return Bond Fund, Class Y	18.3%
First American International Select Fund, Class Y	15.2
First American Large Cap Growth Opportunities Fund, Class Y	13.2
First American Large Cap Select Fund, Class Y	12.1
First American Large Cap Value Fund, Class Y	7.0
First American Quantitative Large Cap Core Fund, Class Y	7.0
First American International Fund, Class Y	5.3
First American Real Estate Securities Fund, Class Y	4.8
iShares GSCI Commodity Index Trust	3.4
First American Inflation Protected Securities Fund, Class Y	2.5
First American Mid Cap Growth Opportunities Fund, Class Y	2.4
First American Equity Income Fund, Class Y	1.7
First American Small Cap Select Fund, Class Y	1.6
First American Mid Cap Value Fund, Class Y	1.5
First American Quantitative Large Cap Growth Fund, Class Y	1.2
First American Quantitative Large Cap Value Fund, Class Y	1.0
First American Prime Obligations Fund, Class Z	0.9
First American Small Cap Growth Opportunities Fund, Class Y	0.8
First American Small Cap Value Fund, Class Y	0.1

 Portfolio Allocation as of February 29, 20081 (% of net assets)

Equity Funds	74.9%
Fixed Income Funds	20.8
Exchange-Traded Fund	3.4
Short-Term Investment	0.9

100.0%

Strategy Growth Allocation Fund

 Allocation by Underlying Fund as of February 29, 20081 (% of net assets)

First American Total Return Bond Fund, Class Y	31.1%
First American Large Cap Select Fund, Class Y	11.9
First American Large Cap Growth Opportunities Fund, Class Y	11.1
First American International Select Fund, Class Y	11.1
First American Quantitative Large Cap Core Fund, Class Y	6.7
First American Large Cap Value Fund, Class Y	5.5
First American International Fund, Class Y	4.2
First American Real Estate Securities Fund, Class Y	3.9
First American Inflation Protected Securities Fund, Class Y	2.8
iShares S&P GSCI Commodity-Indexed Trust	2.2
First American Equity Income Fund, Class Y	2.1
First American Mid Cap Growth Opportunities Fund, Class Y	1.9
First American Mid Cap Value Fund, Class Y	1.5
First American Quantitative Large Cap Growth Fund, Class Y	1.3
First American Small Cap Select Fund, Class Y	1.2
First American Quantitative Large Cap Value Fund, Class Y	1.0
First American Prime Obligations Fund, Class Z	0.9
First American Small Cap Value Fund, Class Y	0.1

 Portfolio Allocation as of February 29, 20081 (% of net assets)

Equity Funds	63.5%
Fixed Income Funds	33.9
Exchange-Traded Fund	2.2
Short-Term Investment	0.9
Other Assets and Liabilities, Net[2]	(0.5)

100.0%

[1]	Fund holdings and portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

2   First American Funds 2008 Semiannual Report

Holdings Summaries  concluded

Strategy Growth & Income Allocation Fund

 Allocation by Underlying Fund as of February 29, 20081 (% of net assets)

First American Total Return Bond Fund, Class Y	44.7%
First American Large Cap Select Fund, Class Y	10.3
First American Large Cap Growth Opportunities Fund, Class Y	8.7
First American International Select Fund, Class Y	7.7
First American Quantitative Large Cap Core Fund, Class Y	6.2
First American Large Cap Value Fund, Class Y	3.4
First American Inflation Protected Securities Fund, Class Y	3.4
First American Real Estate Securities Fund, Class Y	2.8
First American International Fund, Class Y	2.8
First American Equity Income Fund, Class Y	2.6
First American Mid Cap Growth Opportunities Fund, Class Y	1.5
iShares S&P GSCI Commodity-Indexed Trust	1.3
First American Mid Cap Value Fund, Class Y	1.2
First American Quantitative Large Cap Growth Fund, Class Y	1.2
First American Prime Obligations Fund, Class Z	1.1
First American Quantitative Large Cap Value Fund, Class Y	1.0
First American Small Cap Select Fund, Class Y	0.9
First American Small Cap Value Fund, Class Y	0.1

 Portfolio Allocation as of February 29, 20081 (% of net assets)

Equity Funds	50.4%
Fixed Income Funds	48.1
Exchange-Traded Fund	1.3
Short-Term Investment	1.1
Other Assets and Liabilities, Net[2]	(0.9)

100.0%

Strategy Income Allocation Fund

 Allocation by Underlying Fund as of February 29, 20081 (% of net assets)

First American Total Return Bond Fund, Class Y	41.8%
First American Core Bond Fund, Class Y	28.2
First American Quantitative Large Cap Core Fund, Class Y	4.8
First American International Select Fund, Class Y	4.2
First American Inflation Protected Securities Fund, Class Y	4.1
First American Large Cap Growth Opportunities Fund, Class Y	3.9
First American Large Cap Select Fund, Class Y	3.8
First American Equity Income Fund, Class Y	1.8
First American International Fund, Class Y	1.3
First American Quantitative Large Cap Growth Fund, Class Y	1.3
First American Prime Obligations Fund, Class Z	1.1
First American Large Cap Value Fund, Class Y	1.0
First American Quantitative Large Cap Value Fund, Class Y	0.9
First American Real Estate Securities Fund, Class Y	0.9
First American Mid Cap Growth Opportunities Fund, Class Y	0.8
First American Mid Cap Value Fund, Class Y	0.8
iShares GSCI Commodity-Indexed Trust	0.1
First American Small Cap Select Fund, Class Y	0.1

 Portfolio Allocation as of February 29, 20081 (% of net assets)

Fixed Income Funds	74.1%
Equity Funds	25.6
Short-Term Investment	1.1
Exchange-Traded Fund	0.1
Other Assets and Liabilities, Net[2]	(0.9)

100.0%

[1]	Fund holdings and portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

First American Funds 2008 Semiannual Report   3

Expense Examples

Expense Example
As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2007, to February 29, 2008.

Actual Expenses
For each class of each fund, two lines are presented in the table below – the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value in the fund and class divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

 Strategy Aggressive Growth Allocation Fund

	Beginning Account	Ending Account	Expenses Paid During Period[1] (9/01/07
	Value (9/01/07)	Value (2/29/08)	to 2/29/08)

Class A Actual[2]	$1,000.00	$971.00	$1.96

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	$2.01

Class B Actual[2]	$1,000.00	$967.60	$5.63

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.77

Class C Actual[2]	$1,000.00	$967.60	$5.63

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.77

Class R Actual[2]	$1,000.00	$970.20	$3.18

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	$3.27

Class Y Actual[2]	$1,000.00	$972.20	$0.74

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.12	$0.75

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

[2]	Based on the actual returns for the six-month period ended February 29, 2008 of -2.90%, -3.24%, -3.24%, -2.98%, and -2.78% for Class A, Class B, Class C, Class R, and Class Y, respectively.

4   First American Funds 2008 Semiannual Report

Expense Examples  continued

 Strategy Growth Allocation Fund

	Beginning Account	Ending Account	Expenses Paid During Period[1] (9/01/07 to
	Value (9/01/07)	Value (2/29/08)	2/29/08)

Class A Actual[2]	$1,000.00	$981.80	$1.97

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	$2.01

Class B Actual[2]	$1,000.00	$978.80	$5.66

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.77

Class C Actual[2]	$1,000.00	$978.10	$5.66

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.77

Class R Actual[2]	$1,000.00	$980.60	$3.20

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	$3.27

Class Y Actual[2]	$1,000.00	$983.90	$0.74

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.12	$0.75

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

[2]	Based on the actual returns for the six-month period ended February 29, 2008 of -1.82%, -2.12%, -2.19%, -1.94%, and -1.61% for Class A, Class B, Class C, Class R, and Class Y, respectively.

 Strategy Growth & Income Allocation Fund

	Beginning Account	Ending Account	Expenses Paid During Period[3] (9/01/07 to
	Value (9/01/07)	Value (2/29/08)	2/29/08)

Class A Actual[4]	$1,000.00	$991.80	$1.98

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	$2.01

Class B Actual[4]	$1,000.00	$988.10	$5.68

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.77

Class C Actual[4]	$1,000.00	$988.00	$5.68

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.77

Class R Actual[4]	$1,000.00	$990.70	$3.22

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	$3.27

Class Y Actual[4]	$1,000.00	$993.80	$0.74

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.12	$0.75

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

[4]	Based on the actual returns for the six-month period ended February 29, 2008 of -0.82%, -1.19%, -1.20%, -0.93%, and -0.62% for Class A, Class B, Class C, Class R, and Class Y, respectively.

First American Funds 2008 Semiannual Report   5

Expense Examples  concluded

 Strategy Income Allocation Fund

	Beginning Account	Ending Account	Expenses Paid During Period[1] (9/01/07 to
	Value (9/01/07)	Value (2/29/08)	2/29/08)

Class A Actual[2]	$1,000.00	$1,016.50	$2.01

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	$2.01

Class B Actual[2]	$1,000.00	$1,012.80	$5.76

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.77

Class C Actual[2]	$1,000.00	$1,012.80	$5.76

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.77

Class R Actual[2]	$1,000.00	$1,015.40	$3.26

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	$3.27

Class Y Actual[2]	$1,000.00	$1,017.70	$0.75

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.12	$0.75

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

[2]	Based on the actual returns for the six-month period ended February 29, 2008 of 1.65%, 1.28%, 1.28%, 1.54%, and 1.77% for Class A, Class B, Class C, Class R, and Class Y, respectively.

6   First American Funds 2008 Semiannual Report

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Schedule of Investments  February 29, 2008 (unaudited), all dollars are rounded to thousands (000)

Strategy Aggressive Growth Allocation Fund
DESCRIPTION	SHARES	VALUE

Investment Companies – 99.1%
Equity Funds (a) – 74.9%
First American Equity Income Fund, Class Y	176,778	2,376
First American International Fund, Class Y	526,414	7,244
First American International Select Fund, Class Y	1,982,654	20,719
First American Large Cap Growth Opportunities Fund, Class Y	611,028	17,970
First American Large Cap Select Fund, Class Y	1,298,523	16,491
First American Large Cap Value Fund, Class Y	545,961	9,576
First American Mid Cap Growth Opportunities Fund, Class Y (b)	84,409	3,225
First American Mid Cap Value Fund, Class Y	91,225	2,106
First American Quantitative Large Cap Core Fund, Class Y	417,519	9,595
First American Quantitative Large Cap Growth Fund, Class Y	67,390	1,603
First American Quantitative Large Cap Value Fund, Class Y	57,105	1,314
First American Real Estate Securities Fund, Class Y	376,586	6,477
First American Small Cap Growth Opportunities Fund, Class Y (b)	66,517	1,145
First American Small Cap Select Fund, Class Y	194,574	2,195
First American Small Cap Value Fund, Class Y	9,769	101

Total Equity Funds		102,137

Fixed Income Funds (a) – 20.8%
First American Inflation Protected Securities Fund, Class Y	324,648	3,373
First American Total Return Bond Fund, Class Y	2,457,918	24,948

Total Fixed Income Funds		28,321

Exchange-Traded Fund – 3.4%
iShares S&P GSCI Commodity-Indexed Trust (b)	80,725	4,715

Total Investment Companies (Cost $141,835)		135,173

Short-Term Investment (a) – 0.9%
First American Prime Obligations Fund, Class Z
(Cost $1,213)	1,213,119	1,213

Total Investments – 100.0% (Cost $143,048)		136,386

Other Assets and Liabilities, Net – 0.0%		19

Total Net Assets – 100.0%		$136,405

(a)	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(b)	Fund paid no dividends during the twelve-month period ended February 29, 2008.

Strategy Growth Allocation Fund
DESCRIPTION	SHARES	VALUE

Investment Companies – 99.6%
Equity Funds (a) – 63.5%
First American Equity Income Fund, Class Y	263,449	3,541
First American International Fund, Class Y	513,596	7,067
First American International Select Fund, Class Y	1,785,806	18,662
First American Large Cap Growth Opportunities Fund, Class Y	634,760	18,668
First American Large Cap Select Fund, Class Y	1,569,032	19,927
First American Large Cap Value Fund, Class Y	529,980	9,296
First American Mid Cap Growth Opportunities Fund, Class Y (b)	84,893	3,244
First American Mid Cap Value Fund, Class Y	109,060	2,518
First American Quantitative Large Cap Core Fund, Class Y	491,509	11,295
First American Quantitative Large Cap Growth Fund, Class Y	87,939	2,091
First American Quantitative Large Cap Value Fund, Class Y	71,381	1,642
First American Real Estate Securities Fund, Class Y	375,280	6,455
First American Small Cap Select Fund, Class Y	179,966	2,030
First American Small Cap Value Fund, Class Y	11,850	123

Total Equity Funds		106,559

Fixed Income Funds (a) – 33.9%
First American Inflation Protected Securities Fund, Class Y	461,223	4,792
First American Total Return Bond Fund, Class Y	5,145,328	52,225

Total Fixed Income Funds		57,017

Exchange-Traded Fund – 2.2%
iShares S&P GSCI Commodity-Indexed Trust (b)		3,705

Total Investment Companies (Cost $165,451)		167,281

Short-Term Investment (a) – 0.9%
First American Prime Obligations Fund, Class Z
(Cost $1,541)	1,541,482	1,541

Total Investments – 100.5% (Cost $166,992)		168,822

Other Assets and Liabilities, Net – (0.5)%		(913)

Total Net Assets – 100.0%		$167,909

(a)	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(b)	Fund paid no dividends during the twelve-month period ended February 29, 2008.

The accompanying notes are an integral part of the financial statements.

8   First American Funds 2008 Semiannual Report

Strategy Growth & Income Allocation Fund
DESCRIPTION	SHARES	VALUE

Investment Companies – 99.8%
Equity Funds (a) – 50.4%
First American Equity Income Fund, Class Y	568,043	7,622
First American International Fund, Class Y	587,633	8,086
First American International Select Fund, Class Y	2,167,225	22,647
First American Large Cap Growth Opportunities Fund, Class Y	869,802	25,581
First American Large Cap Select Fund, Class Y	2,390,624	30,361
First American Large Cap Value Fund, Class Y	576,726	10,116
First American Mid Cap Growth Opportunities Fund, Class Y (b)	113,579	4,340
First American Mid Cap Value Fund, Class Y	158,744	3,665
First American Quantitative Large Cap Core Fund, Class Y	797,611	18,329
First American Quantitative Large Cap Growth Fund, Class Y	153,177	3,643
First American Quantitative Large Cap Value Fund, Class Y	126,447	2,910
First American Real Estate Securities Fund, Class Y	476,709	8,199
First American Small Cap Select Fund, Class Y	235,560	2,657
First American Small Cap Value Fund, Class Y	18,541	192

Total Equity Funds		148,348

Fixed Income Funds (a) – 48.1%
First American Inflation Protected Securities Fund, Class Y	971,732	10,096
First American Total Return Bond Fund, Class Y	12,977,234	131,719

Total Fixed Income Funds		141,815

Exchange-Traded Fund – 1.3%
iShares S&P GSCI Commodity-Indexed Trust (b)		3,836

Total Investment Companies (Cost $298,902)		293,999

Short-Term Investment (a) – 1.1%
First American Prime Obligations Fund, Class Z
(Cost $3,141)	3,141,227	3,141

Total Investments – 100.9% (Cost $302,043)		297,140

Other Assets and Liabilities, Net – (0.9)%		(2,515)

Total Net Assets – 100.0%		$294,625

(a)	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(b)	Fund paid no dividends during the twelve-month period ended February 29, 2008.

Strategy Income Allocation Fund
DESCRIPTION	SHARES	VALUE

Investment Companies – 99.8%
Equity Funds (a) – 25.6%
First American Equity Income Fund, Class Y	107,193	1,441
First American International Fund, Class Y	76,110	1,047
First American International Select Fund, Class Y	314,619	3,288
First American Large Cap Growth Opportunities Fund, Class Y	102,904	3,026
First American Large Cap Select Fund, Class Y	235,276	2,988
First American Large Cap Value Fund, Class Y	44,310	777
First American Mid Cap Growth Opportunities Fund, Class Y (b)	15,942	609
First American Mid Cap Value Fund, Class Y	26,021	601
First American Quantitative Large Cap Core Fund, Class Y	164,744	3,786
First American Quantitative Large Cap Growth Fund, Class Y	43,127	1,026
First American Quantitative Large Cap Value Fund, Class Y	30,592	704
First American Real Estate Securities Fund, Class Y	39,295	676
First American Small Cap Select Fund, Class Y	5,164	58

Total Equity Funds		20,027

Fixed Income Funds (a) – 74.1%
First American Core Bond Fund, Class Y	1,982,114	22,081
First American Inflation Protected Securities Fund, Class Y	306,499	3,184
First American Total Return Bond Fund, Class Y	3,226,100	32,745

Total Fixed Income Funds		58,010

Exchange-Traded Fund – 0.1%
iShares S&P GSCI Commodity-Indexed Trust (b)		124

Total Investment Companies (Cost $76,608)		78,161

Short-Term Investment (a) – 1.1%
First American Prime Obligations Fund, Class Z
(Cost $835)	834,781	835

Total Investments – 100.9% (Cost $77,443)		78,996

Other Assets and Liabilities, Net – (0.9)%		(670)

Total Net Assets – 100.0%		$78,326

(a)	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(b)	Fund paid no dividends during the twelve-month period ended February 29, 2008.

First American Funds 2008 Semiannual Report   9

Statements ofAssets and Liabilities	February 29, 2008 (unaudited), all dollars and shares are rounded to thousands (000), except for per share data

	Strategy	Strategy	Strategy	Strategy
	Aggressive Growth	Growth	Growth & Income	Income
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund

Affiliated funds, at cost	$139,647	$164,342	$299,270	$76,608
Unaffiliated investments, at cost	3,401	2,650	2,773	835

ASSETS:
Affiliated funds, at value (note 2)	$131,671	$165,117	$293,304	$78,161
Unaffiliated investments, at value (note 2)	4,715	3,705	3,836	835
Cash	104	213	530	213
Receivable for dividends and interest	9	12	26	11
Receivable for investment securities sold	150	399	150	—
Receivable for capital shares sold	308	150	343	232
Receivable from advisor	11	6	—	12
Prepaid expenses and other assets	22	21	21	19

Total assets	136,990	169,623	298,210	79,483

LIABILITIES:
Payable for investments purchased	108	221	550	221
Payable for capital shares redeemed	418	1,429	2,956	881
Payable to affiliates (note 3)	19	17	25	19
Payable for distribution and shareholder servicing fees	18	26	37	13
Accrued expenses and liabilities	22	21	17	23

Total liabilities	585	1,714	3,585	1,157

Net assets	$136,405	$167,909	$294,625	$78,326

COMPOSITION OF NET ASSETS:
Portfolio capital	$142,510	$159,797	$289,013	$74,723
Undistributed net investment income	939	406	710	917
Accumulated net realized gain (loss) on investments (note 2)	(382)	5,876	9,805	1,133
Net unrealized appreciation (depreciation) of investments	(6,662)	1,830	(4,903)	1,553

Net assets	$136,405	$167,909	$294,625	$78,326

Class A:
Net assets	$53,688	$65,836	$118,857	$31,594
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	4,174	5,406	10,854	2,785
Net asset value and redemption price per share	$12.86	$12.18	$10.95	$11.35
Maximum offering price per share[1]	$13.61	$12.89	$11.59	$12.01
Class B:
Net assets	$4,921	$9,995	$9,212	$4,514
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	392	834	851	400
Net asset value, offering price, and redemption price per share[2]	$12.54	$11.99	$10.83	$11.28
Class C:
Net assets	$4,038	$6,300	$7,685	$3,082
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	322	524	709	273
Net asset value, offering price, and redemption price per share[2]	$12.55	$12.03	$10.84	$11.30
Class R:
Net assets	$923	$859	$966	$799
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	72	71	89	71
Net asset value, offering price, and redemption price per share	$12.78	$12.11	$10.87	$11.33
Class Y:
Net assets	$72,835	$84,919	$157,905	$38,337
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	5,659	6,963	14,453	3,378
Net asset value, offering price, and redemption price per share	$12.87	$12.20	$10.93	$11.35

[1]	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

[2]	Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

10   First American Funds 2008 Semiannual Report

Statements ofOperations	For the six-month period ended February 29, 2008 (unaudited), all dollars are rounded to thousands (000)

	Strategy	Strategy	Strategy	Strategy
	Aggressive Growth	Growth	Growth & Income	Income
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund

INVESTMENT INCOME:
Income distributions received from underlying affiliated funds	$4,002	$4,879	$8,204	$1,911

Total investment income	4,002	4,879	8,204	1,911

EXPENSES (note 3):
Investment advisory fees	70	87	152	39
Administration fees	7	3	5	5
Transfer agent fees	68	74	66	58
Custodian fees	6	4	8	2
Legal fees	7	7	7	7
Audit fees	15	15	15	15
Registration fees	27	28	28	26
Postage and printing fees	8	11	20	3
Directors’ fees	12	12	12	12
Other expenses	10	10	10	10
Distribution and shareholder servicing fees – Class A	71	85	155	39
Distribution and shareholder servicing fees – Class B	24	50	46	22
Distribution and shareholder servicing fees – Class C	20	32	36	15
Distribution and shareholder servicing fees – Class R	2	2	2	2

Total expenses	347	420	562	255

Less: Fee waivers (note 3)	(125)	(120)	(95)	(119)

Total net expenses	222	300	467	136

Investment income – net	3,780	4,579	7,737	1,775

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS – NET (note 5):
Capital gain distributions received from underlying affiliated funds	5,247	5,418	7,392	827
Net realized gain on affiliated funds	3,502	2,700	9,635	1,036
Net realized gain on unaffiliated investments	436	565	741	7
Net change in unrealized appreciation or depreciation of investments	(17,188)	(16,459)	(27,694)	(2,403)

Net loss on investments	(8,003)	(7,776)	(9,926)	(533)

Net increase (decrease) in net assets resulting from operations	$(4,223)	$(3,197)	$(2,189)	$1,242

First American Funds 2008 Semiannual Report   11

Statements ofChanges in Net Assets	all dollars are rounded to thousands (000)

	Strategy		Strategy
	Aggressive Growth		Growth
	Allocation Fund		Allocation Fund

	Six-Month		Six-Month
	Period Ended		Period Ended
	2/29/08	Year Ended	2/29/08	Year Ended
	(unaudited)	8/31/07	(unaudited)	8/31/07

OPERATIONS:
Investment income – net	$3,780	$1,882	$4,579	$3,067
Capital gain distributions received from underlying affiliated funds	5,247	3,528	5,418	3,628
Net realized gain on affiliated funds	3,502	14,036	2,700	7,468
Net realized gain on unaffiliated investments	436	53	565	30
Net change in unrealized appreciation or depreciation of investments	(17,188)	(445)	(16,459)	6,774

Net increase (decrease) in net assets resulting from operations	(4,223)	19,054	(3,197)	20,967

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(1,114)	(1,204)	(1,649)	(1,301)
Class B	(89)	(65)	(215)	(130)
Class C	(69)	(54)	(133)	(86)
Class R	(16)	(7)	(18)	(7)
Class Y	(1,549)	(1,343)	(2,201)	(1,735)
Net realized gain on investments:
Class A	—	—	(930)	—
Class B	—	—	(139)	—
Class C	—	—	(85)	—
Class R	—	—	(11)	—
Class Y	—	—	(1,184)	—

Total distributions	(2,837)	(2,673)	(6,565)	(3,259)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	7,962	14,627	8,602	19,292
Reinvestment of distributions	1,073	1,171	2,539	1,286
Payments for redemptions	(9,968)	(27,527)	(8,861)	(27,660)

Increase (decrease) in net assets from Class A transactions	(933)	(11,729)	2,280	(7,082)

Class B:
Proceeds from sales	668	1,702	1,033	2,601
Reinvestment of distributions	88	65	348	128
Payments for redemptions	(393)	(586)	(570)	(895)

Increase in net assets from Class B transactions	363	1,181	811	1,834

Class C:
Proceeds from sales	805	1,365	1,104	1,897
Reinvestment of distributions	66	50	214	84
Payments for redemptions	(471)	(685)	(972)	(1,309)

Increase in net assets from Class C transactions	400	730	346	672

Class R:
Proceeds from sales	346	527	230	669
Reinvestment of distributions	16	7	30	7
Payments for redemptions	(119)	(117)	(69)	(205)

Increase in net assets from Class R transactions	243	417	191	471

Class Y:
Proceeds from sales	12,848	19,454	8,184	16,989
Reinvestment of distributions	1,292	1,179	3,040	1,555
Payments for redemptions	(6,379)	(18,305)	(9,740)	(19,532)

Increase (decrease) in net assets from Class Y transactions	7,761	2,328	1,484	(988)

Increase (decrease) in net assets from capital share transactions	7,834	(7,073)	5,112	(5,093)

Total increase (decrease) in net assets	774	9,308	(4,650)	12,615
Net assets at beginning of year	135,631	126,323	172,559	159,944

Net assets at end of year	$136,405	$135,631	$167,909	$172,559

Undistributed (distributed in excess of) net investment income at end of year	$939	$(4)	$406	$43

The accompanying notes are an integral part of the financial statements.

12   First American Funds 2008 Semiannual Report

Strategy		Strategy
Growth & Income		Income
Allocation Fund		Allocation Fund

Six-Month		Six-Month
Period Ended		Period Ended
2/29/08	Year Ended	2/29/08	Year Ended
(unaudited)	8/31/07	(unaudited)	8/31/07

$7,737	$6,954	$1,775	$2,488
7,392	3,173	827	655
9,635	26,263	1,036	2,648
741	71	7	6
(27,694)	(3,734)	(2,403)	282

(2,189)	32,727	1,242	6,079

(3,353)	(2,672)	(563)	(901)
(222)	(125)	(63)	(88)
(172)	(102)	(43)	(55)
(23)	(6)	(14)	(15)
(4,589)	(3,444)	(755)	(1,352)

(6,853)	—	(949)	(567)
(523)	—	(136)	(71)
(411)	—	(91)	(44)
(50)	—	(26)	(10)
(8,979)	—	(1,198)	(631)

(25,175)	(6,349)	(3,838)	(3,734)

12,182	25,710	6,735	8,482
9,719	2,609	1,428	1,385
(16,585)	(40,712)	(6,131)	(10,402)

5,316	(12,393)	2,032	(535)

1,038	2,798	946	938
717	121	180	143
(703)	(1,385)	(592)	(683)

1,052	1,534	534	398

1,489	2,375	360	1,108
453	78	124	90
(488)	(1,528)	(219)	(529)

1,454	925	265	669

203	718	170	514
73	5	41	25
(25)	(106)	(88)	(92)

251	617	123	447

15,665	42,452	5,281	9,902
12,777	3,176	1,671	1,687
(22,438)	(31,001)	(5,785)	(35,419)

6,004	14,627	1,167	(23,830)

14,077	5,310	4,121	(22,851)

(13,287)	31,688	1,525	(20,506)
307,912	276,224	76,801	97,307

$294,625	$307,912	$78,326	$76,801

$710	$1,332	$917	$580

First American Funds 2008 Semiannual Report   13

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions	Distributions	Net Asset
	Value	Net	Gains	from Net	from Net	Value
	Beginning	Investment	(Losses) on	Investment	Realized	End of
	of Period	Income (loss)	Investments	Income	Gains	Period

Strategy Aggressive Growth Allocation Fund[1]
Class A
2008[2]	$13.50	$0.36	$(0.73)	$(0.27)	—	$12.86
2007[3]	11.92	0.17	1.66	(0.25)		13.50
2006[3]	10.92	0.17	1.00	(0.17)	—	11.92
2005[4]	9.58	0.15	1.33	(0.14)	—	10.92
2004[5]	8.49	0.08	1.08	(0.07)	—	9.58
2003[5]	7.01	0.05	1.48	(0.05)	—	8.49
Class B
2008[2]	$13.19	$0.30	$(0.71)	$(0.24)	—	$12.54
2007[3]	11.71	0.06	1.64	(0.22)	—	13.19
2006[3]	10.78	0.06	1.00	(0.13)	—	11.71
2005[4]	9.49	0.07	1.33	(0.11)	—	10.78
2004[5]	8.45	(0.01)	1.10	(0.05)	—	9.49
2003[5]	7.00	(0.01)	1.47	(0.01)	—	8.45
Class C
2008[2]	$13.20	$0.29	$(0.70)	$(0.24)	—	$12.55
2007[3]	11.72	0.06	1.63	(0.21)	—	13.20
2006[3]	10.78	0.07	1.00	(0.13)	—	11.72
2005[4]	9.49	0.07	1.33	(0.11)	—	10.78
2004[5]	8.45	—	1.09	(0.05)	—	9.49
2003[5]	7.01	(0.01)	1.46	(0.01)	—	8.45
Class R
2008[2]	$13.42	$0.35	$(0.73)	$(0.26)	—	$12.78
2007[3]	11.87	0.10	1.69	(0.24)	—	13.42
2006[3]	10.89	0.03	1.11	(0.16)	—	11.87
2005[4]	9.56	0.07	1.39	(0.13)	—	10.89
2004[5,6]	8.47	0.11	1.05	(0.07)	—	9.56
2003[5]	7.00	0.05	1.47	(0.05)	—	8.47
Class Y
2008[2]	$13.51	$0.38	$(0.74)	$(0.28)	—	$12.87
2007[3]	11.92	0.20	1.65	(0.26)	—	13.51
2006[3]	10.92	0.19	1.00	(0.19)	—	11.92
2005[4]	9.57	0.17	1.34	(0.16)	—	10.92
2004[5]	8.48	0.10	1.09	(0.10)	—	9.57
2003[5]	7.01	0.06	1.47	(0.06)	—	8.48

Strategy Growth Allocation Fund[1]
Class A
2008[2]	$12.87	$0.34	$(0.54)	$(0.31)	$(0.18)	$12.18
2007[3]	11.57	0.22	1.32	(0.24)	—	12.87
2006[3]	10.79	0.21	0.78	(0.21)	—	11.57
2005[4]	9.64	0.16	1.14	(0.15)	—	10.79
2004[5]	8.72	0.13	0.92	(0.13)	—	9.64
2003[5]	7.42	0.11	1.30	(0.11)	—	8.72
Class B
2008[2]	$12.68	$0.28	$(0.52)	$(0.27)	$(0.18)	$11.99
2007[3]	11.46	0.12	1.30	(0.20)	—	12.68
2006[3]	10.69	0.11	0.79	(0.13)	—	11.46
2005[4]	9.57	0.08	1.14	(0.10)	—	10.69
2004[5]	8.69	0.04	0.93	(0.09)	—	9.57
2003[5]	7.40	0.05	1.29	(0.05)	—	8.69
Class C
2008[2]	$12.73	$0.28	$(0.53)	$(0.27)	$(0.18)	$12.03
2007[3]	11.49	0.12	1.32	(0.20)	—	12.73
2006[3]	10.73	0.12	0.77	(0.13)	—	11.49
2005[4]	9.59	0.09	1.15	(0.10)	—	10.73
2004[5]	8.71	0.05	0.92	(0.09)	—	9.59
2003[5]	7.41	0.05	1.30	(0.05)	—	8.71
Class R
2008[2]	$12.80	$0.32	$(0.54)	$(0.29)	$(0.18)	$12.11
2007[3]	11.53	0.15	1.35	(0.23)	—	12.80
2006[3]	10.76	0.18	0.77	(0.18)	—	11.53
2005[4]	9.61	0.13	1.15	(0.13)	—	10.76
2004[5,6]	8.69	0.14	0.90	(0.12)	—	9.61
2003[5]	7.41	0.11	1.28	(0.11)	—	8.69
Class Y
2008[2]	$12.88	$0.35	$(0.53)	$(0.32)	$(0.18)	$12.20
2007[3]	11.58	0.25	1.30	(0.25)	—	12.88
2006[3]	10.79	0.24	0.79	(0.24)	—	11.58
2005[4]	9.64	0.18	1.14	(0.17)	—	10.79
2004[5]	8.71	0.15	0.92	(0.14)	—	9.64
2003[5]	7.41	0.12	1.30	(0.12)	—	8.71

[1]	Per share data calculated using average share method.
[2]	For the six-month period ended February 29, 2008 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	For the year ended August 31.
[4]	For the eleven-month period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year-end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return and portfolio turnover.
[5]	For the year ended September 30.
[6]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.
[7]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
[8]	Expense ratios do not include expenses of the underlying funds.

The accompanying notes are an integral part of the financial statements.

14   First American Funds 2008 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses to	Income (Loss)
		Ratio of	Investment	Average	to Average
	Net Assets	Expenses to	Income (Loss)	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[7]	Period (000)	Net Assets[8]	Net Assets	Waivers) 8	Waivers)	Rate

(2.90)%	$53,688	0.40%	5.29%	0.58%	5.11%	19%
15.51	57,337	0.40	1.34	0.61	1.13	50
10.77	61,645	0.40	1.44	0.97	0.87	18
15.53	54,452	0.40	1.55	0.94	1.01	35
13.72	58,200	0.40	0.83	0.91	0.32	12
21.83	59,895	0.40	0.60	0.92	0.08	20

(3.24)%	$4,921	1.15%	4.56%	1.33%	4.38%	19%
14.60	4,806	1.15	0.51	1.36	0.30	50
9.89	3,196	1.15	0.57	1.72	—	18
14.79	1,979	1.15	0.69	1.69	0.15	35
12.89	1,421	1.15	(0.09)	1.66	(0.60)	12
20.91	651	1.15	(0.15)	1.66	(0.66)	20

(3.24)%	$4,038	1.15%	4.43%	1.33%	4.25%	19%
14.58	3,828	1.15	0.51	1.36	0.30	50
9.99	2,709	1.15	0.62	1.72	0.05	18
14.79	1,499	1.15	0.73	1.69	0.19	35
12.88	1,054	1.15	0.01	1.66	(0.50)	12
20.74	798	1.15	(0.15)	1.66	(0.66)	20

(2.98)%	$923	0.65%	5.18%	0.83%	5.00%	19%
15.21	725	0.65	0.79	0.86	0.58	50
10.54	258	0.65	0.27	1.37	(0.45)	18
15.33	5	0.65	0.67	1.34	(0.02)	35
13.70	1	0.40	1.13	0.91	0.62	12
21.73	990	0.40	0.61	0.92	0.09	20

(2.78)%	$72,835	0.15%	5.61%	0.33%	5.43%	19%
15.74	68,935	0.15	1.51	0.36	1.30	50
11.05	58,515	0.15	1.67	0.72	1.10	18
15.87	41,762	0.15	1.74	0.69	1.20	35
14.02	27,790	0.15	1.08	0.66	0.57	12
21.99	29,581	0.15	0.86	0.67	0.34	20

(1.82)%	$65,836	0.40%	5.24%	0.54%	5.10%	19%
13.45	67,433	0.40	1.76	0.58	1.58	58
9.25	67,477	0.40	1.90	0.94	1.36	19
13.56	67,968	0.40	1.72	0.92	1.20	34
12.03	71,246	0.40	1.33	0.89	0.84	12
19.06	74,969	0.40	1.30	0.90	0.80	23

(2.12)%	$9,995	1.15%	4.47%	1.29%	4.33%	19%
12.47	9,765	1.15	0.95	1.33	0.77	58
8.50	7,103	1.15	1.02	1.69	0.48	19
12.78	4,225	1.15	0.88	1.67	0.36	34
11.17	2,692	1.15	0.41	1.64	(0.08)	12
18.18	767	1.15	0.49	1.64	—	23

(2.19)%	$6,300	1.15%	4.38%	1.29%	4.24%	19%
12.61	6,304	1.15	0.94	1.33	0.76	58
8.35	5,049	1.15	1.10	1.69	0.56	19
12.94	3,976	1.15	0.91	1.67	0.39	34
11.12	3,130	1.15	0.56	1.64	0.07	12
18.24	3,206	1.15	0.55	1.65	0.05	23

(1.94)%	$859	0.65%	5.00%	0.79%	4.86%	19%
13.15	716	0.65	1.21	0.83	1.03	58
8.94	197	0.65	1.64	1.34	0.95	19
13.41	93	0.65	1.42	1.32	0.75	34
12.03	57	0.40	1.42	0.89	0.93	12
18.83	2,525	0.40	1.33	0.90	0.83	23

(1.61)%	$84,919	0.15%	5.42%	0.29%	5.28%	19%
13.58	88,341	0.15	1.99	0.33	1.81	58
9.62	80,118	0.15	2.11	0.69	1.57	19
13.78	60,576	0.15	1.94	0.67	1.42	34
12.34	44,575	0.15	1.57	0.64	1.08	12
19.38	41,089	0.15	1.56	0.65	1.06	23

First American Funds 2008 Semiannual Report   15

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions		Net Asset
	Value	Net	Gains	from Net	Distributions	Value
	Beginning	Investment	(Losses) on	Investment	from Net Realized	End of
	of Period	Income	Investments	Income	Gains	Period

Strategy Growth & Income Allocation Fund[1]
Class A
2008[2]	$11.99	$0.29	$(0.35)	$(0.31)	$(0.67)	$10.95
2007[3]	10.96	0.26	1.00	(0.23)	—	11.99
2006[3]	10.37	0.26	0.58	(0.25)	—	10.96
2005[4]	9.44	0.19	0.91	(0.17)	—	10.37
2004[5]	8.73	0.17	0.71	(0.17)	—	9.44
2003[5]	7.67	0.16	1.06	(0.16)	—	8.73
Class B
2008[2]	$11.87	$0.25	$(0.35)	$(0.27)	$(0.67)	$10.83
2007[3]	10.89	0.17	0.99	(0.18)	—	11.87
2006[3]	10.31	0.17	0.59	(0.18)	—	10.89
2005[4]	9.40	0.12	0.90	(0.11)	—	10.31
2004[5]	8.70	0.09	0.71	(0.10)	—	9.40
2003[5]	7.65	0.11	1.05	(0.11)	—	8.70
Class C
2008[2]	$11.88	$0.25	$(0.35)	$(0.27)	$(0.67)	$10.84
2007[3]	10.90	0.17	1.00	(0.19)	—	11.88
2006[3]	10.32	0.17	0.59	(0.18)	—	10.90
2005[4]	9.41	0.12	0.90	(0.11)	—	10.32
2004[5]	8.70	0.09	0.72	(0.10)	—	9.41
2003[5]	7.64	0.11	1.06	(0.11)	—	8.70
Class R
2008[2]	$11.91	$0.28	$(0.35)	$(0.30)	$(0.67)	$10.87
2007[3]	10.91	0.20	1.02	(0.22)	—	11.91
2006[3]	10.33	0.19	0.63	(0.24)	—	10.91
2005[4]	9.41	0.12	0.96	(0.16)	—	10.33
2004[5,6]	8.70	0.18	0.68	(0.15)	—	9.41
2003[5]	7.64	0.17	1.06	(0.17)	—	8.70
Class Y
2008[2]	$11.96	$0.31	$(0.34)	$(0.33)	$(0.67)	$10.93
2007[3]	10.94	0.28	1.00	(0.26)	—	11.96
2006[3]	10.36	0.28	0.58	(0.28)	—	10.94
2005[4]	9.42	0.21	0.91	(0.18)	—	10.36
2004[5]	8.71	0.19	0.71	(0.19)	—	9.42
2003[5]	7.65	0.18	1.06	(0.18)	—	8.71

Strategy Income Allocation Fund[1]
Class A
2008[2]	$11.73	$0.26	$(0.06)	$(0.22)	$(0.36)	$11.35
2007[3]	11.40	0.37	0.51	(0.34)	(0.21)	11.73
2006[3]	11.25	0.40	0.14	(0.39)	—	11.40
2005[4]	10.67	0.28	0.53	(0.23)	—	11.25
2004[5]	10.29	0.31	0.38	(0.31)	—	10.67
2003[5]	9.47	0.33	0.82	(0.33)	—	10.29
Class B
2008[2]	$11.66	$0.22	$(0.07)	$(0.17)	$(0.36)	$11.28
2007[3]	11.34	0.28	0.51	(0.26)	(0.21)	11.66
2006[3]	11.20	0.31	0.14	(0.31)	—	11.34
2005[4]	10.63	0.21	0.53	(0.17)	—	11.20
2004[5]	10.26	0.24	0.37	(0.24)	—	10.63
2003[5]	9.45	0.26	0.81	(0.26)	—	10.26
Class C
2008[2]	$11.68	$0.22	$(0.07)	$(0.17)	$(0.36)	$11.30
2007[3]	11.36	0.28	0.51	(0.26)	(0.21)	11.68
2006[3]	11.22	0.31	0.15	(0.32)	—	11.36
2005[4]	10.66	0.21	0.52	(0.17)	—	11.22
2004[5]	10.28	0.23	0.38	(0.23)	—	10.66
2003[5]	9.46	0.26	0.82	(0.26)	—	10.28
Class R
2008[2]	$11.71	$0.25	$(0.07)	$(0.20)	$(0.36)	$11.33
2007[3]	11.39	0.34	0.51	(0.32)	(0.21)	11.71
2006[3]	11.25	0.29	0.22	(0.37)	—	11.39
2005[4]	10.69	0.26	0.52	(0.22)	—	11.25
2004[5,6]	10.29	0.31	0.37	(0.28)	—	10.69
2003[5]	9.47	0.33	0.82	(0.33)	—	10.29
Class Y
2008[2]	$11.73	$0.28	$(0.07)	$(0.23)	$(0.36)	$11.35
2007[3]	11.40	0.39	0.52	(0.37)	(0.21)	11.73
2006[3]	11.25	0.42	0.15	(0.42)	—	11.40
2005[4]	10.67	0.31	0.52	(0.25)	—	11.25
2004[5]	10.29	0.34	0.38	(0.34)	—	10.67
2003[5]	9.47	0.35	0.82	(0.35)	—	10.29

[1]	Per share data calculated using average share method.
[2]	For the six-month period ended February 29, 2008 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	For the year ended August 31.
[4]	For the eleven-month period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year-end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return and portfolio turnover.
[5]	For the year ended September 30.
[6]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.
[7]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
[8]	Expense ratios do not include expenses of the underlying funds.

The accompanying notes are an integral part of the financial statements.

16   First American Funds 2008 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses to	Income
		Ratio of	Investment	Average	to Average
	Net Assets	Expenses to	Income	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[7]	Period (000)	Net Assets[8]	Net Assets	Waivers) 8	Waivers)	Rate

(0.82)%	$118,857	0.40%	5.02%	0.46%	4.96%	21%
11.66	124,565	0.40	2.26	0.49	2.17	64
8.21	125,595	0.40	2.43	0.90	1.93	17
11.68	137,084	0.40	2.07	0.90	1.57	29
10.09	135,413	0.40	1.80	0.89	1.31	12
16.12	153,238	0.40	2.01	0.89	1.52	19

(1.19)%	$9,212	1.15%	4.29%	1.21%	4.23%	21%
10.80	9,017	1.15	1.44	1.24	1.35	64
7.42	6,819	1.15	1.57	1.65	1.07	17
10.93	4,206	1.15	1.26	1.65	0.76	29
9.23	2,739	1.15	1.00	1.64	0.51	12
15.25	1,114	1.15	1.20	1.63	0.72	19

(1.20)%	$7,685	1.15%	4.31%	1.21%	4.25%	21%
10.80	6,910	1.15	1.46	1.24	1.37	64
7.39	5,454	1.15	1.56	1.65	1.06	17
10.89	3,576	1.15	1.30	1.65	0.80	29
9.28	3,342	1.15	1.01	1.64	0.52	12
15.35	3,306	1.15	1.24	1.63	0.76	19

(0.93)%	$966	0.65%	4.81%	0.71%	4.75%	21%
11.27	801	0.65	1.69	0.74	1.60	64
8.00	148	0.65	1.76	1.30	1.11	17
11.52	22	0.65	1.31	1.30	0.66	29
9.93	1	0.40	1.91	0.89	1.42	12
16.20	4,760	0.40	1.92	0.88	1.44	19

(0.62)%	$157,905	0.15%	5.26%	0.21%	5.20%	21%
11.87	166,619	0.15	2.44	0.24	2.35	64
8.40	138,208	0.15	2.58	0.65	2.08	17
12.02	104,248	0.15	2.33	0.65	1.83	29
10.39	95,664	0.15	2.05	0.64	1.56	12
16.44	90,294	0.15	2.24	0.63	1.76	19

1.65%	$31,594	0.40%	4.49%	0.71%	4.18%	11%
7.89	30,580	0.40	3.20	0.77	2.83	71
4.97	30,250	0.40	3.56	1.00	2.96	23
7.65	31,158	0.40	2.81	0.95	2.26	33
6.75	28,997	0.40	2.92	0.91	2.41	17
12.31	32,254	0.40	3.31	0.94	2.77	20

1.28%	$4,514	1.15%	3.78%	1.46%	3.47%	11%
7.07	4,131	1.15	2.44	1.52	2.07	71
4.14	3,624	1.15	2.80	1.75	2.20	23
6.99	2,910	1.15	2.04	1.70	1.49	33
5.94	2,545	1.15	2.23	1.66	1.72	17
11.46	857	1.15	2.50	1.68	1.97	20

1.28%	$3,082	1.15%	3.75%	1.46%	3.44%	11%
7.05	2,914	1.15	2.43	1.52	2.06	71
4.17	2,175	1.15	2.74	1.75	2.14	23
6.86	1,445	1.15	2.04	1.70	1.49	33
5.95	1,388	1.15	2.14	1.66	1.63	17
11.55	1,558	1.15	2.51	1.68	1.98	20

1.54%	$799	0.65%	4.33%	0.96%	4.02%	11%
7.63	706	0.65	2.91	1.02	2.54	71
4.67	250	0.65	2.58	1.40	1.83	23
7.35	9	0.65	2.60	1.35	1.90	33
6.64	1	0.40	2.95	0.91	2.44	17
12.31	1,028	0.40	3.31	0.94	2.77	20

1.77%	$38,337	0.15%	4.76%	0.46%	4.45%	11%
8.17	38,470	0.15	3.37	0.52	3.00	71
5.23	61,008	0.15	3.79	0.75	3.19	23
7.85	55,293	0.15	3.06	0.70	2.51	33
7.02	49,192	0.15	3.17	0.66	2.66	17
12.58	23,678	0.15	3.60	0.69	3.06	20

First American Funds 2008 Semiannual Report   17

Notes toFinancial Statements	(unaudited as to February 29, 2008), all dollars and shares are rounded to thousands (000)

1 >	Organization

The Strategy Aggressive Growth Allocation Fund, Strategy Growth Allocation Fund, Strategy Growth & Income Allocation Fund, and Strategy Income Allocation Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Strategy Funds, Inc. (“FASF”), which is a member of the First American Family of Funds. FASF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. The funds invest primarily in First American Funds, Inc. (“FAF”) and First American Investment Funds, Inc. (“FAIF”) in a “fund of funds” structure. FASF’s articles of incorporation permit the board of directors to create additional funds and classes in the future.

FASF offers Class A, Class B, Class C, Class R, and Class Y shares. Prior to July 1, 2004 Class R shares were named Class S shares. Class A shares are sold with a front-end sales charge. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Effective at the close of business on or after June 30, 2008, no new or additional investments will be allowed in Class B shares, except for permitted exchanges and any reinvested dividends. Class C shares may be subject to a contingent deferred sales charge for 12 months, and will not convert to Class A shares. Class R shares have no sales charge and are offered only through certain tax-deferred retirement plans. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts.

The funds’ prospectus provides descriptions of each fund’s investment objective, principal investment strategies, and principal risks. All classes of shares in a fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’ servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Investments in open-end mutual funds are valued at their respective net asset values on the valuation date. Security valuations for the funds’ investments in unaffiliated investment companies are furnished by an independent pricing service that has been approved by the funds’ board of directors. Investments in securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the funds utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask will be the closing price. If the last trade is below bid, the bid will be the closing price. Other securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the funds’ board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration or any restrictions on disposition (trading in similar securities of the same issuer or comparable companies); information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. As of February 29, 2008, the funds held no fair valued securities.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Income and capital gain distributions from underlying funds are recorded on the ex-dividend date. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared and paid quarterly in cash or are reinvested in additional shares of the fund at net asset value. Effective July 1, 2008, distributions from net investment income will be declared and paid annually. Any net realized capital gains on sales of a fund’s securities and any capital gain distributions received from the underlying funds are distributed to shareholders at least annually.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to losses deferred from wash sales. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise.

18   First American Funds  Semiannual Report 2008

The character of distributions made during the six-month period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period or year that the income or realized gains (losses) were recorded by the fund. The distributions paid during the six-month period ended February 29, 2008 (estimated), and the fiscal year ended August 31, 2007, were as follows:

	February 29, 2008

	Ordinary	Long Term	Return of
Fund	Income	Gain	Capital	Total

Strategy Aggressive Growth Allocation Fund	$2,837	$—	$—	$2,837
Strategy Growth Allocation Fund	4,216	2,349	—	6,565
Strategy Growth & Income Allocation Fund	8,359	16,816	—	25,175
Strategy Income Allocation Fund	1,438	2,400	—	3,838

	August 31 , 2007

	Ordinary	Long Term
Fund	Income	Gain	Total

Strategy Aggressive Growth Allocation Fund	$2,673	$—	$2,673
Strategy Growth Allocation Fund	3,259	—	3,259
Strategy Growth & Income Allocation Fund	6,349	—	6,349
Strategy Income Allocation Fund	2,595	1,139	3,734

As of August 31, 2007, the funds’ most recently completed fiscal year-end, the components of accumulated earnings (deficit) on a tax-basis were as follows:

			Accumulated
	Undistributed	Undistributed	Capital and		Total
	Ordinary	Long Term	Post-October	Unrealized	Accumulated
	Income	Capital Gains	Losses	Appreciation	Earnings

Strategy Aggressive Growth Allocation Fund	$—	$—	$(8,890)	$9,849	$959
Strategy Growth Allocation Fund	47	1,827	—	16,003	17,877
Strategy Growth & Income Allocation Fund	1,336	13,119	—	18,525	32,980
Strategy Income Allocation Fund	636	2,348	—	3,219	6,203

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are primarily due to the tax deferral of losses on wash sales.

As of August 31, 2007, Strategy Aggressive Growth Allocation Fund had a capital loss carryforward of $8,890 which, if not offset by subsequent capital gains, will expire in 2012.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses of the funds are allocated to the funds on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds, or a combination of both methods. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the Securities and Exchange Commission, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended February 29, 2008.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the “Plan”), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, preselected by each Director. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the “Agreement”), FAF Advisors, Inc.

First American Funds  Semiannual Report 2008   19

Notes toFinancial Statements	(unaudited as to February 29, 2008), all dollars and shares are rounded to thousands (000)

(“FAF Advisors”) manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each fund to pay FAF Advisors a monthly fee equal, on an annual basis, to 0.10% of the funds’ average daily net assets. Prior to October 1, 2006, such fees were equal, on an annual basis, to 0.25% of the fund’s average daily net assets. FAF Advisors has agreed to waive fees and reimburse other fund expenses through December 31, 2008 so that total fund operating expenses, as a percentage of average daily net assets, do not exceed 0.40% for Class A shares, 1.15% for Class B shares, 1.15% for Class C shares, 0.65% for Class R Shares, and 0.15% for Class Y shares.

ADMINISTRATION FEES – FAF Advisors serves as the funds’ administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank National Association (“U.S. Bank”). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Effective October 1, 2006, the administration agreement was amended to provide that FAF Advisors will not charge the funds a fee for the provision of administration services. The funds reimburse the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

Prior to October 1, 2006, FAF Advisors was compensated to provide, or compensated other entities to provide, services to the funds. These services included various legal, oversight, administrative, and accounting services. The funds paid FAF Advisors administration fees, which were calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.25% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds up to $8 billion, 0.235% on the next $17 billion of the aggregate average daily net assets, 0.22% on the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator were paid from the administration fee. In addition to these fees, the funds reimbursed FAF Advisors and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement with FASF. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class. These fees are charged to each fund based upon the number of accounts within that fund. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement with FASF. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expenses. These credits, if any, are disclosed as “Indirect payments from custodian” in the Statements of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which increases the fund’s custodian expenses.

For the six-month period ended February 29, 2008, custodian fees were increased as a result of overdrafts and decreased as a result of interest earned as follows:

Fund	Increased	Decreased

Strategy Aggressive Growth Allocation Fund	$2	$—
Strategy Growth Allocation Fund	—	—
Strategy Growth & Income Allocation Fund	—	—
Strategy Income Allocation Fund	—	—

DISTRIBUTION AND SHAREHOLDER SERVICING (12B-1) FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as the funds’ distributor pursuant to a distribution agreement with FASF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each of the funds pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00%, and 0.50% of each fund’s average daily net assets attributable to Class A shares, Class B shares, Class C shares, and Class R shares, respectively. No distribution or shareholder servicing fees are paid by Class Y shares. These fees may be used by Quasar to provide compensation for sales support and distribution activities for each class of the funds. In addition, for Class B and Class C shares, and Class R shares, a portion of these fees may be used to provide compensation for shareholder servicing activities. Class Y shares pay no distribution or shareholder servicing fees.

Prior to October 1, 2006, FAF Advisors also provided shareholder services pursuant to a shareholder servicing plan and agreement with FASF with respect to the funds’ Class R shares. Under the shareholder servicing plan and agreement, each fund was required to pay FAF Advisors a monthly shareholder servicing fee equal to an annual rate of 0.15% of each fund’s average daily net assets attributable to Class R shares. FAF Advisors waived all fees under this plan and agreement. This agreement was terminated in September 2006.

Under these distribution and shareholder servicing agreements, the following amounts were retained by

20   First American Funds  Semiannual Report 2008

affiliates of FAF Advisors for the six-month period ended February 29, 2008:

Fund	Amount

Strategy Aggressive Growth Allocation Fund	$40
Strategy Growth Allocation Fund	70
Strategy Growth & Income Allocation Fund	131
Strategy Income Allocation Fund	36

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. In addition to each fund’s direct expenses as described above, fund shareholders also bear a proportionate share of the underlying funds’ expenses. For the six-month period ended February 29, 2008, legal fees and expenses of $15 were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge (“CDSC”) is imposed on redemptions made in Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

Contingent Deferred Sales Charge
as a Percentage of Dollar
Year Since Purchase	Amount Subject to Charge

First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	—
Eighth	—

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first 12 months.

The CDSC for Class B and Class C shares is imposed on the value of the purchased shares or the value at the time of redemption, whichever is less.

For the six-month period ended February 29, 2008, total CDSCs retained by affiliates of FAF Advisors for distributing the funds’ shares were as follows:

Fund	Amount

Strategy Aggressive Growth Allocation Fund	$111
Strategy Growth Allocation Fund	164
Strategy Growth & Income Allocation Fund	180
Strategy Income Allocation Fund	97

First American Funds  Semiannual Report 2008   21

Notes toFinancial Statements	(unaudited as to February 29, 2008), all dollars and shares are rounded to thousands (000)

4 >	Capital Share Transactions

FASF has 10 trillion shares of $0.01 par value capital stock authorized. Capital share transactions for the funds were as follows:

	Strategy		Strategy		Strategy		Strategy
	Aggressive Growth		Growth		Growth & Income		Income
	Allocation Fund		Allocation Fund		Allocation Fund		Allocation Fund

	Six-		Six-		Six-		Six-
	Month		Month		Month		Month
	Period	Year	Period	Year	Period	Year	Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	2/29/08	8/31/07	2/29/08	8/31/07	2/29/08	8/31/07	2/29/08	8/31/07

Class A:
Shares issued	586	1,138	664	1,558	1,044	2,219	579	732
Shares issued in lieu of cash distributions	78	94	196	107	837	231	123	120
Shares redeemed	(737)	(2,155)	(695)	(2,254)	(1,418)	(3,515)	(524)	(899)

Total Class A transactions	(73)	(923)	165	(589)	463	(1,065)	178	(47)

Class B:
Shares issued	51	132	82	212	90	243	81	81
Shares issued in lieu of cash distributions	6	5	27	11	62	11	16	12
Shares redeemed	(29)	(46)	(45)	(73)	(61)	(120)	(51)	(59)

Total Class B transactions	28	91	64	150	91	134	46	34

Class C:
Shares issued	62	107	89	154	130	207	31	96
Shares issued in lieu of cash distributions	5	4	17	7	39	7	11	8
Shares redeemed	(35)	(52)	(77)	(105)	(42)	(132)	(19)	(46)

Total Class C transactions	32	59	29	56	127	82	23	58

Class R:
Shares issued	26	41	18	55	18	62	15	44
Shares issued in lieu of cash distributions	1	—	2	—	6	1	4	2
Shares redeemed	(9)	(9)	(5)	(16)	(2)	(9)	(8)	(8)

Total Class R transactions	18	32	15	39	22	54	11	38

Class Y:
Shares issued	935	1,499	635	1,375	1,336	3,673	451	853
Shares issued in lieu of cash distributions	94	95	234	130	1,102	282	144	147
Shares redeemed	(473)	(1,402)	(763)	(1,570)	(1,913)	(2,658)	(496)	(3,072)

Total Class Y transactions	556	192	106	(65)	525	1,297	99	(2,072)

Net increase (decrease) in capital shares	561	(549)	379	(409)	1,228	502	357	(1,989)

Class B shares converted to Class A shares (reflected above as Class A shares issued and Class B shares redeemed) during the six-month period ended February 29, 2008 and the year ended August 31, 2007, were as follows:

	Six-
	Month
	Period	Year
	Ended	Ended
Fund	2/29/08	8/31/07

Strategy Aggressive Growth Allocation Fund	4	6
Strategy Growth Allocation Fund	3	17
Strategy Growth & Income Allocation Fund	6	38
Strategy Income Allocation Fund	1	15

5 >	Investment Security Transactions

During the six-month period ended February 29, 2008, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

Fund	Purchases	Sales

Strategy Aggressive Growth Allocation Fund	$40,551	$26,780
Strategy Growth Allocation Fund	42,400	33,503
Strategy Growth & Income Allocation Fund	69,987	63,544
Strategy Income Allocation Fund	12,419	8,374

The aggregate gross unrealized appreciation and depreciation of securities held by the funds and the total cost of securities for federal income tax purposes at February 29, 2008, were as follows:

	Aggregate	Aggregate		Federal
	Gross	Gross		Income
Fund	Appreciation	Depreciation	Net	Tax Cost

Strategy Aggressive Growth Allocation Fund	$3,171	$(9,833)	$(6,662)	$143,048
Strategy Growth Allocation Fund	6,041	(4,211)	1,830	166,992
Strategy Growth & Income Allocation Fund	5,008	(9,911)	(4,903)	302,043
Strategy Income Allocation Fund	2,213	(660)	1,553	77,443

22   First American Funds  Semiannual Report 2008

6 >	Investments In Underlying Affiliated Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control. At February 29, 2008, the following funds held the following positions, which exceeded 5% of the underlying fund’s shares outstanding:

		Percent of
Fund	Underlying Fund	Shares Held

Strategy Aggressive Growth Allocation Fund	International Select Fund	6.86%
	Quantitative Large Cap Core Fund	15.36
	Quantitative Large Cap Growth Fund	15.93
	Quantitative Large Cap Value Fund	18.41

Strategy Growth Allocation Fund	International Select Fund	6.18%
	Large Cap Select Fund	5.66
	Quantitative Large Cap Core Fund	18.08
	Quantitative Large Cap Growth Fund	20.78
	Quantitative Large Cap Value Fund	23.01

Strategy Growth & Income Allocation Fund	International Select Fund	7.50%
	Large Cap Select Fund	8.62
	Quantitative Large Cap Core Fund	29.34
	Quantitative Large Cap Growth Fund	36.20
	Quantitative Large Cap Value Fund	40.75
	Total Return Bond Fund	12.18

Strategy Income Allocation Fund	Quantitative Large Cap Core Fund	6.06%
	Quantitative Large Cap Growth Fund	10.19
	Quantitative Large Cap Value Fund	9.86

7 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8 >	New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. The funds have adopted FIN 48 and as of February 29, 2008, the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of February 29, 2008, the funds do not believe the adoption of FAS 157 will materially impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.

First American Funds  Semiannual Report 2008   23

Notice toShareholders	February 29, 2008 (unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal period with the Securities and Exchange Commission on Form N-Q. The funds’ Forms N-Q will be available (1) without charge upon request by calling 800.677.FUND or (2) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

QUARTERLY PORTFOLIO HOLDINGS

Each fund will make complete portfolio holdings information publicly available by posting the information at firstamericanfunds.com on a quarterly basis. The funds will attempt to post such information within 10 business days of the calendar quarter end.

24   First American Funds  Semiannual Report 2008

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Board of Directors  First American Strategy Funds, Inc.

Virginia Stringer

Chairperson of First American Strategy Funds, Inc.
Governance Consultant; former Owner and President of Strategic Management
Resources, Inc.

Benjamin Field III

Director of First American Strategy Funds, Inc.
Retired; former Senior Financial Advisor, Senior Vice President,
Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Strategy Funds, Inc.
Director of Charterhouse Group, Inc.

Victoria Herget

Director of First American Strategy Funds, Inc.
Investment Consultant; former Managing Director of Zurich Scudder Investments

John Kayser

Director of First American Strategy Funds, Inc.
Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of William Blair & Company, LLC

Leonard Kedrowski

Director of First American Strategy Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Strategy Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of First American Strategy Funds, Inc.
Owner and President of Strauss Management Company

James Wade

Director of First American Strategy Funds, Inc.
Owner and President of Jim Wade Homes

First American Strategy Funds’ Board of Directors is comprised entirely of independent directors.

(FIRST AMERICAN FUNDS LOGO)

Direct fund correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio.

This report is for the information of shareholders of the First American Strategy Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR
FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

ADMINISTRATOR
FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank National Association
60 Livingston Avenue
St. Paul, Minnesota 5510

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
220 South Sixth Street
Suite 1400
Minneapolis, Minnesota 55402

COUNSEL
Dorsey & Whitney LLP
50 South Sixth Street
Suite 1500
Minneapolis, Minnesota 55402

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

0040-08  4/2008  SAR-STRATEGY

First American Funds.

February 29, 2008

2008 Semiannual Report

Income Builder Fund

Explanation of Financial Statements	1
Holdings Summary	2
Expense Example	3
Schedule of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statement of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Notice to Shareholders	14
Certifications of the Principal Executive Officer and Principal Financial Officer
Certifications of the Principal Executive Officer and Principal Financial Officer

The First American Income Builder Fund invests primarily in shares of underlying First American Funds. Your cost of investing in the fund will generally be higher than the cost of investing directly in the shares of the underlying mutual funds. The fund is exposed to the principal risks of the underlying funds in direct proportion to each fund’s allocation. Risks associated with the underlying funds include, but are not limited to, the volatility of equity investments; risks associated with fixed-income investments, including credit risk, interest-rate risk, and prepayment risk; the risk of investing in noninvestment-grade securities, which generally have more volatile prices and carry more risk to principal; and the risks associated with concentrating investments in the real estate industry.

Mutual fund investing involves risk; principal loss is possible.

 NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Explanation of Financial Statements

As a shareholder in First American Funds, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (common stock, bonds, etc.) and by industry classification (banking, communications, etc.). This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and present the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments in securities, as presented in the Schedule of Investments, comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios, net investment income ratios, and portfolio turnover rates. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. Expense ratios can vary across funds for a number of reasons, including differences in advisory fees and the average shareholder account size. The portfolio turnover rate represents the percentage of the fund’s holdings that have changed over the course of the period, and gives an idea of how long the fund holds onto a particular security. A 100% turnover rate implies that an amount equal to the value of the entire portfolio is turned over in a year through the purchase and sale of securities.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividends, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

First American Funds 2008 Semiannual Report   1

Holdings Summary

Income Builder Fund

 Top Ten Holdings as of February 29, 20081 (% of net assets)

First American High Income Bond Fund, Class Y	33.8%
First American U.S. Government Mortgage Fund, Class Y	28.2
First American Large Cap Value Fund, Class Y	19.4
First American Real Estate Securities Fund, Class Y	12.5
iShares Dow Jones Select Dividend Index	0.9
First American Prime Obligations Fund, Class Z	0.7
American Capital Strategies	0.3
Southern Copper	0.3
Exxon Mobil	0.3
Allied Capital	0.3

 Portfolio Allocation as of February 29, 20081 (% of net assets)

Fixed Income Funds	62.0%
Equity Funds	31.9
Financials	1.3
Exchange-Traded Funds	1.2
Materials	0.7
Utilities	0.7
Energy	0.5
Healthcare	0.3
Telecommunication Services	0.3
Consumer Discretionary	0.2
Industrials	0.1
Short-Term Investment	0.7
Other Assets and Liabilities, Net[2]	0.1

100.0%

[1]	Fund holdings and portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expense incurred but not yet paid.

2   First American Funds 2008 Semiannual Report

Expense Example

Expense Example
As a shareholder of the Income Builder Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2007, to February 29, 2008.

Actual Expenses
For each class, two lines are presented in the table below – the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value in the fund and class divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

 Income Builder Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1](9/01/07 to
	Value (9/01/07)	Value (2/29/08)	2/29/08)

Class A Actual[2]	$1,000.00	$974.40	$1.72

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.12	$1.76

Class B Actual[2]	$1,000.00	$970.90	$5.39

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.52

Class C Actual[2]	$1,000.00	$970.70	$5.39

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.52

Class R Actual[2]	$1,000.00	$973.20	$2.94

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.02

Class Y Actual[2]	$1,000.00	$975.60	$0.49

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.37	$0.50

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.35%, 1.10%, 1.10%, 0.60%, and 0.10% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

[2]	Based on the actual returns for the six-month period ended February 29, 2008 of -2.56%, -2.91%, -2.93%, -2.68%, and -2.44% for Class A, Class B, Class C, Class R, and Class Y, respectively.

First American Funds 2008 Semiannual Report   3

Schedule ofInvestments	February 29, 2008 (unaudited), all dollars are rounded to thousands (000)

Income Builder Fund
DESCRIPTION	SHARES	VALUE

Investment Companies – 95.1%
Equity Funds (a) – 31.9%
First American Large Cap Value Fund, Class Y	246,391	$4,322
First American Real Estate Securities Fund, Class Y	161,676	2,781

		7,103

Exchange-Traded Funds – 1.2%
iShares Dow Jones Select Dividend Index	3,500	207
KBW Bank	600	25
KBW Capital Markets	500	27

		259

Fixed Income Funds (a) – 62.0%
First American High Income Bond Fund, Class Y	842,396	7,514
First American U.S. Government Mortgage Fund, Class Y	606,847	6,275

		13,789

Total Investment Companies
(Cost $23,674)		21,151

Common Stocks – 4.1%
Consumer Discretionary – 0.2%
Regal Entertainment Group, Class A	1,900	37

Energy – 0.5%
Chevron	300	26
Exxon Mobil	700	61
Rowan	400	16

		103

Financials – 1.3%
Allied Capital	2,600	59
American Capital Strategies	1,900	69
Bank of America	900	36
CapitalSource – REIT	1,200	19
Citigroup	900	21
Comerica	400	15
Huntington Bancshares	1,200	15
Thornburg Mortgage – REIT	1,900	17
Wachovia	400	12
Washington Mutual	900	13
Wells Fargo	800	23

		299

Healthcare – 0.3%
Pfizer	2,600	58

Industrials – 0.1%
General Electric	600	20

Materials – 0.7%
Dow Chemical	700	26
MeadWestvaco	900	23
Packaging Corporation of America	1,700	39
Southern Copper	600	69

		157

Telecommunication Services – 0.3%
AT&T	900	31
Citizens Communications	4,600	50

		81

Utilities – 0.7%
Consolidated Edison	700	28
Energy East	1,900	51
Nicor	300	10
Progress Energy	1,000	42
TECO Energy	1,200	18

		149

Total Common Stocks
(Cost $1,095)		904

Short-Term Investment – 0.7%
First American Prime Obligations Fund, Class Z (a)
(Cost $147)	147,318	147

Total Investments – 99.9%
(Cost $24,916)		22,202

Other Assets and Liabilities, Net – 0.1%		26

Total Net Assets – 100.0%		$22,228

(a)	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

REIT –	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

4   First American Funds 2008 Semiannual Report

Fund (concluded)

Statement of Assets and Liabilities	February 29, 2008 (unaudited), all dollars are rounded to thousands (000), except for per share data

Income
Builder
Fund

ASSETS:
Affiliated funds, at value (cost: $23,499) (note 2)	$21,039
Unaffiliated investments, at value (cost: $1,417) (note 2)	1,163
Cash	72
Receivable for dividends and interest	6
Receivable for capital shares sold	159
Receivable from advisor	20
Prepaid expenses and other assets	54

Total assets	22,513

LIABILITIES:
Payable for investments purchased	74
Payable for capital shares redeemed	148
Payable to affiliates (note 3)	20
Payable for distribution and shareholder servicing fees	9
Accrued expenses and liabilities	34

Total liabilities	285

Net assets	$22,228

COMPOSITION OF NET ASSETS:
Portfolio capital	$24,335
Distributions in excess of net investment income	(16)
Accumulated net realized gain on investments (note 2)	623
Net unrealized depreciation of investments	(2,714)

Net assets	$22,228

Class A:
Net assets	$11,698
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	1,225
Net asset value and redemption price per share	$9.55
Maximum offering price per share[1]	$9.97
Class B:
Net assets	$1,995
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	209
Net asset value, offering price, and redemption price per share[2]	$9.55
Class C:
Net assets	$5,956
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	624
Net asset value, offering price, and redemption price per share[2]	$9.54
Class R:
Net assets	$10
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	1
Net asset value, offering price, and redemption price per share	$9.55
Class Y:
Net assets	$2,569
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	269
Net asset value, offering price, and redemption price per share	$9.54

[1]	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.25%.

[2]	Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

First American Funds 2008 Semiannual Report   5

Fund (concluded)

Statement of Operations	For the six-month period ended February 29, 2008 (unaudited), all dollars are rounded to thousands (000)

Income
Builder
Fund

INVESTMENT INCOME:
Dividends from affiliated investments	$843
Dividends from unaffiliated investments	34

Total investment income	877

EXPENSES (note 3):
Investment advisory fees	12
Administration fees	5
Transfer agent fees	58
Custodian fees	1
Legal fees	7
Audit fees	15
Registration fees	26
Postage and printing fees	15
Directors’ fees	12
Other expenses	10
Distribution and shareholder servicing fees – Class A	16
Distribution and shareholder servicing fees – Class B	9
Distribution and shareholder servicing fees – Class C	34
Distribution and shareholder servicing fees – Class R	—

Total expenses	220

Less: Fee waivers (note 3)	(149)
Less: Indirect payments from custodian (note 3)	—

Total net expenses	71

Investment income – net	806

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS – NET (note 5):
Capital gain distributions received from underlying affiliated funds	709
Net realized loss in affiliated funds	(15)
Net change in unrealized appreciation or depreciation of investments	(2,219)

Net loss on investments	(1,525)

Net decrease in net assets resulting from operations	$(719)

The accompanying notes are an integral part of the financial statements.

6   First American Funds 2008 Semiannual Report

Fund (concluded)

Statement ofChanges in Net Assets	all dollars are rounded to thousands (000)

	Income
	Builder
	Fund

	Six-Month
	Period Ended
	2/29/2008
	(unaudited)	Year Ended 8/31/2007

OPERATIONS:
Investment income – net	$806	$857
Capital gain distributions received from underlying affiliated funds	709	246
Net realized gain (loss) on affiliated funds	(15)	24
Net realized gain on unaffiliated investments	—	1
Net change in unrealized appreciation or depreciation of investments	(2,219)	(665)

Net increase (decrease) in net assets resulting from operations	(719)	463

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(448)	(624)
Class B	(58)	(48)
Class C	(213)	(265)
Class R	(1)	(1)
Class Y	(99)	(118)
Net realized gain on investments
Class A	(68)	(8)
Class B	(10)	(1)
Class C	(37)	(4)
Class R	—	—
Class Y	(14)	(1)

Total distributions	(948)	(1,070)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	2,749	12,117
Reinvestment of distributions	363	483
Payments for redemptions	(2,978)	(3,080)

Increase in net assets from Class A transactions	134	9,520

Class B:
Proceeds from sales	954	1,156
Reinvestment of distributions	53	34
Payments for redemptions	(218)	(167)

Increase in net assets from Class B transactions	789	1,023

Class C:
Proceeds from sales	1,030	6,807
Reinvestment of distributions	155	176
Payments for redemptions	(1,865)	(510)

Increase (decrease) in net assets from Class C transactions	(680)	6,473

Class R:[1]
Proceeds from sales	—	10
Reinvestment of distributions	—	1
Payments for redemptions	—	—

Increase in net assets from Class R transactions	—	11

Class Y:
Proceeds from sales	454	2,829
Reinvestment of distributions	9	34
Payments for redemptions	(378)	(3,306)

Increase (decrease) in net assets from Class Y transactions	85	(443)

Increase in net assets from capital share transactions	328	16,584

Total increase (decrease) in net assets	(1,339)	15,977
Net assets at beginning of period	23,567	7,590

Net assets at end of period	$22,228	$23,567

Distributions in excess of net investment income at end of period	$(16)	$(3)

[1]	Share Class commenced operations on December 20, 2006.

First American Funds 2008 Semiannual Report   7

Fund (concluded)

Financial Highlights  For a share outstanding throughout the indicated period.

	Net Asset		Realized and	Distributions			Net Asset
	Value	Net	Unrealized	from Net	Distributions	Distributions	Value
	Beginning	Investment	Gains (Losses) on	Investment	from Net Realized	from Return	End of
	of Period	Income	Investments	Income	Gains	of Capital	Period

Income Builder Fund[1]
Class A
2008[2]	$10.20	$0.34	$(0.59)	$(0.35)	$(0.05)	$—	$9.55
2007[3]	10.25	0.53	0.12	(0.69)	(0.01)	—	10.20
2006[4]	10.00	0.11	0.27	(0.10)	—	(0.03)	10.25
Class B
2008[2]	$10.20	$0.31	$(0.60)	$(0.31)	$(0.05)	$—	$9.55
2007[3]	10.23	0.44	0.14	(0.60)	(0.01)	—	10.20
2006[4]	10.00	0.08	0.26	(0.09)	—	(0.02)	10.23
Class C
2008[2]	$10.19	$0.31	$(0.60)	$(0.31)	$(0.05)	$—	$9.54
2007[3]	10.23	0.46	0.12	(0.61)	(0.01)	—	10.19
2006[4]	10.00	0.11	0.24	(0.09)	—	(0.03)	10.23
Class R
2008[2]	$10.20	$0.33	$(0.60)	$(0.33)	$(0.05)	$—	$9.55
2007[5]	10.74	0.29	(0.27)	(0.55)	(0.01)	—	10.20
Class Y
2008[2]	$10.19	$0.36	$(0.60)	$(0.36)	$(0.05)	$—	$9.54
2007[3]	10.24	0.52	0.16	(0.72)	(0.01)	—	10.19
2006[4]	10.00	0.10	0.27	(0.10)	—	(0.03)	10.24

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended February 29, 2008 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period September 1 to August 31 in the fiscal year indicated.

[4]	For the period May 31, 2006, when the class of shares was offered, to August 31, 2006. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period December 20, 2006, when the class of shares was offered, to August 31, 2007. All ratios for the period have been annualized, except total return and portfolio turnover.

[6]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

[7]	Expense ratios do not include expenses of the underlying funds.

8   First American Funds 2008 Semiannual Report

Fund (concluded)

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income (Loss)
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses to	Income	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[6]	Period (000)	Net Assets[7]	Net Assets	Waivers)[7]	Waivers)	Rate

(2.56)%	$11,698	0.35%	6.85%	1.58%	5.62%	15%
6.34	12,438	0.35	5.08	2.02	3.41	36
3.80	3,264	0.35	4.07	5.53	(1.11)	32

(2.91)%	$1,995	1.10%	6.25%	2.33%	5.02%	15%
5.69	1,340	1.10	4.23	2.77	2.56	36
3.45	351	1.10	3.11	6.28	(2.07)	32

(2.93)%	$5,956	1.10%	6.16%	2.33%	4.93%	15%
5.69	7,111	1.10	4.34	2.77	2.67	36
3.48	858	1.10	4.39	6.28	(0.79)	32

(2.68)%	$10	0.60%	6.60%	1.83%	5.37%	15%
0.18	10	0.60	3.92	2.27	2.25	36

(2.44)%	$2,569	0.10%	7.13%	1.33%	5.90%	15%
6.64	2,668	0.10	5.01	1.77	3.34	36
3.72	3,117	0.10	4.04	5.28	(1.14)	32

First American Funds 2008 Semiannual Report   9

Fund (concluded)

Notes toFinancial Statements	(unaudited as to February 29, 2008), all dollars and shares are rounded to thousands (000)

1 >	Organization

The Income Builder Fund (the “fund” ) is a mutual fund offered by First American Strategy Funds, Inc. (“FASF”), which is a member of the First American Family of Funds. The fund commenced operations May 31, 2006. FASF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. The fund primarily invests in First American Funds, Inc. (“FAF”) and First American Investment Funds, Inc. (“FAIF”) in a “fund of funds” structure. FASF’s articles of incorporation permit the board of directors to create additional funds and classes in the future.

The fund offers Class A, Class B, Class C, Class R, and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Effective at the close of business on or after June 30, 2008, no new or additional investments will be allowed in Class B shares, except for permitted exchanges and any reinvested dividends. Class C shares may be subject to a contingent deferred sales charge for 12 months, and will not convert to Class A shares. Class R shares have no sales charge and are offered only through certain tax-deferred retirement plans. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts.

The fund’s prospectus provides a description of the fund’s investment objectives, principal investment strategy, and principal risks. All classes of shares in the fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the fund are as follows:

SECURITY VALUATIONS – Investments in open-end mutual funds are valued at their respective net asset values on the valuation date. Security valuations for the fund’s equity investments and investments in unaffiliated investment companies are furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last
Fund (concluded)

trade is outside the bid/ask range, and falls above the ask, the ask will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sales was reported on that date are stated at the last quoted bid price. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially effect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. As of February 29, 2008, the fund held no fair valued securities.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the fund records security transactions on the trade date of the security purchase or sale. Income and capital gain distributions from underlying funds are recorded on the ex-dividend date. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared and paid monthly in cash or are reinvested in additional shares of the fund at net asset value. Any net realized capital gains on sales of the fund’s securities and any capital gain distributions received from the underlying funds are distributed to shareholders at least annually.

FEDERAL TAXES – The fund is treated as a separate taxable entity. The fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code (the Code), as amended and to distribute all taxable income, if any to its shareholders. Accordingly, no provision for federal income taxes is required.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. These differences are primarily due to losses deferred from wash sales and return of capital distributions. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the fiscal period in which the differences arise.

The character of distributions made during the period from net investment income or net realized gains may

10   First American Funds 2008 Semiannual Report

Fund (concluded)

differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period or year that the income or realized gains (losses) were recorded by the fund. The distributions paid during the six-month period ended February 29, 2008 (estimated) and the fiscal year ended August 31, 2007, were as follows:

	February 29, 2008

	Ordinary	Long Term
Fund	Income	Gain	Total

Income Builder Fund	$819	$129	$948

	August 31, 2007

	Ordinary	Return of
Fund	Income	Capital	Total

Income Builder Fund	$970	$100	$1,070

As of August 31, 2007, the fund’s most recently completed fiscal year-end, the components of accumulated earnings (deficit) on a tax-basis were as follows:

	Undistributed		Total
	Long Term	Unrealized	Accumulated
Fund	Capital Gain	Depreciation	Deficit

Income Builder Fund	117	(554)	(437)

The difference between book-basis and tax-basis unrealized appreciation is primarily due to the tax deferral of losses on wash sales.

EXPENSES – Expenses that are directly related to the fund are charged directly to the fund. Other operating expenses of the First American Family of Funds are allocated to the fund on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds or a combination of both methods. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of the fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds. The fund did not have any interfund lending transactions during the six-month period ended February 29, 2008.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the “Plan”), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds, as designated by
Fund (concluded)

the board of directors. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the “Agreement”), FAF Advisors, Inc. (“FAF Advisors”), manages the fund’s assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires the fund to pay FAF Advisors a monthly fee equal, on an annual basis, to 0.10% of the fund’s annual average daily net assets. FAF Advisors has agreed to waive fees and reimburse other fund expenses through December 31, 2008, so that total fund operating expenses, as a percentage of average daily net assets, do not exceed 0.35% for Class A shares, 1.10% for Class B shares, 1.10% for Class C shares, 0.60% for Class R, and 0.10% for Class Y shares.

ADMINISTRATION FEES – FAF Advisors serves as the fund’s administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank National Association (“U.S. Bank”). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Effective October 1, 2006, the administration agreement was amended to provide that FAF Advisors will not charge the fund a fee for the provision of administration services. The fund reimburses the sub-administrator for any out-of-pocket expenses incurred in providing administrative services.

Prior to October 1, 2006, FAF Advisors was compensated to provide, or compensated other entities to provide, services to the funds. These services included various legal, oversight, administrative, and accounting services. The fund paid FAF Advisors an administration fee, which was calculated daily and paid monthly, equal to the fund’s pro rata share of an amount equal, on an annual basis, to 0.25% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds up to $8 billion, 0.235% on the next $17 billion of the aggregate average daily net assets, 0.22% on the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator were

First American Funds 2008 Semiannual Report   11

Notes toFinancial Statements	(unaudited as to February 29, 2008), all dollars and shares are rounded to thousands (000)

Fund (concluded)

paid from the administration fee. In addition to these fees, the fund reimbursed FAF Advisors and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

TRANSFER AGENT FEES – USBFS serves as the fund’s transfer agent pursuant to a transfer agent agreement with FASF. The fund is charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class. These fees will be charged to the fund based upon the number of accounts within the fund. In addition to these fees, the fund may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the fund’s custodian pursuant to a custodian agreement with FASF. The custodian fee charged for the fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of the fund’s custodian expense. These credits, if any, are disclosed as “Indirect payments from the custodian” in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which increases the fund’s custodian expenses.

For the six-month period ended February 29, 2008, custodian fees were not increased as a result of overdrafts nor decreased as a result of interest earned.

DISTRIBUTION AND SHAREHOLDER SERVICING (12B-1) FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as the distributor of the fund pursuant to a distribution agreement with FASF. Under the distribution agreement, and pursuant to a plan adopted by the fund under rule 12b-1 of the Investment Company Act, the fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00%, and 0.50% of the fund’s average daily net assets attributable to Class A shares, Class B shares, Class C, and Class R shares, respectively. No distribution or shareholder servicing fees are paid by Class Y shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities.

Under this distribution and shareholder servicing agreement, $34 was retained by affiliates of FAF Advisors for the six-month period ended February 29, 2008.

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, the fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. In addition to the fund’s direct
Fund (concluded)

expenses as described above, fund shareholders also bear a proportionate share of the underlying affiliated funds’ expenses. For the six-month period ended February 29, 2008, legal fees and expenses of $4 were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge (“CDSC”) is imposed on redemptions made in Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

Contingent Deferred Sales Charge
as a Percentage of Dollar
Year Since Purchase	Amount Subject to Charge

First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	—
Eighth	—

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first 12 months.

The CDSC for Class B and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

For the six-month period ended February 29, 2008, total front-end sales charges and CDSCs retained by affiliates of FAF Advisors for distributing the fund’s shares were $53.

12   First American Funds 2008 Semiannual Report

Fund (concluded)

4 >	Capital Share Transactions

FASF has 10 trillion shares of $0.01 par value capital stock authorized. Capital share transactions for the fund were as follows:

	Six-Month	Year
	Period Ended	Ended
	2/29/08	8/31/07

Class A:
Shares issued	268	1,151
Shares issued in lieu of cash distributions	36	46
Shares redeemed	(298)	(297)

Total Class A transactions	6	900

Class B:
Shares issued	94	110
Shares issued in lieu of cash distributions	6	3
Shares redeemed	(22)	(16)

Total Class B transactions	78	97

Class C:
Shares issued	103	647
Shares issued in lieu of cash distributions	15	17
Shares redeemed	(192)	(50)

Total Class C transactions	(74)	614

Class R:[1]
Shares issued	—	1
Shares issued in lieu of cash distributions	—	—
Shares redeemed	—	—

Total Class R transactions	—	1

Class Y:
Shares issued	44	268
Shares issued in lieu of cash distributions	1	4
Shares redeemed	(38)	(314)

Total Class Y transactions	7	(42)

Net increase in capital shares	17	1,570

1 Share class commenced operations on December 20, 2006.

5 >	Investment Security Transactions

Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the six-month period ended February 29, 2008, aggregated $4,663 and $3,542, respectively.

The aggregate gross unrealized appreciation and depreciation of securities held by the fund and the total cost of securities for federal income tax purposes at February 29, 2008, were as follows:

	Aggregate	Aggregate		Federal
	Gross	Gross		Income
Fund	Appreciation	Depreciation	Net	Tax Cost

Income Builder Fund	$57	$(2,771)	$(2,714)	$24,916

6 >	Investments In Underlying Affiliated Funds

The fund does not invest in the underlying funds for the purpose of exercising management or control. At February 29, 2008, Income Builder Fund did not hold positions which exceeded 5% of any underlying fund’s outstanding shares.
Fund (concluded)

7 >	Indemnifications

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. However, the fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8 >	New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. The fund has adopted FIN 48 and as of February 29, 2008, the fund did not have any positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosure about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of February 29, 2008, the funds do not believe the adoption of FAS 157 will materially impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.

First American Funds 2008 Semiannual Report   13

Fund (concluded)

Notice toShareholders	February 29, 2008 (unaudited)

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the First American Funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

FORM N-Q HOLDINGS INFORMATION

The fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The fund’s Forms N-Q will be available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the fund’s Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

QUARTERLY PORTFOLIO HOLDINGS

The fund will make portfolio holdings information publicly available by posting the information at www.firstamericanfunds.com on a quarterly basis. The fund will attempt to post such information within 10 business days of the calendar quarter end.

14   First American Funds 2008 Semiannual Report

Fund (concluded)

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Board of Directors  First American Strategy Funds, Inc.

Virginia Stringer

Chairperson of First American Strategy Funds, Inc.
Governance Consultant; former Owner and President of Strategic Management
Resources, Inc.

Benjamin Field III

Director of First American Strategy Funds, Inc.
Retired; former Senior Financial Advisor, Senior Vice President,
Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Strategy Funds, Inc.
Director of Charterhouse Group, Inc.

Victoria Herget

Director of First American Strategy Funds, Inc.
Investment Consultant; former Managing Director of Zurich Scudder Investments

John Kayser

Director of First American Strategy Funds, Inc.
Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of William Blair & Company, LLC

Leonard Kedrowski

Director of First American Strategy Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Strategy Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of First American Strategy Funds, Inc.
Owner and President of Strauss Management Company

James Wade

Director of First American Strategy Funds, Inc.
Owner and President of Jim Wade Homes

First American Strategy Funds’ Board of Directors is comprised entirely of independent  directors.

Fund (concluded)

Direct fund correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio.

This report is for the information of shareholders of the First American Income Builder Fund. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the fund. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
Fund (concluded)

INVESTMENT ADVISOR
FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

ADMINISTRATOR
FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank National Association
60 Livingston Avenue
St. Paul, Minnesota 55101

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
220 South Sixth Street
Suite 1400
Minneapolis, Minnesota 55402

COUNSEL
Dorsey & Whitney LLP
50 South Sixth Street
Suite 1500
Minneapolis, Minnesota 55402

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit www.firstamericanfunds.com.

0040-08  4/2008  SAR INC_BUILDER

Item 2—Code of Ethics
Not applicable to the semi-annual report.
Item 3—Audit Committee Financial Expert
Not applicable to the semi-annual report.
Item 4—Principal Accountant Fees and Services
Not applicable to the semi-annual report.
Item 5—Audit Committee of Listed Registrants
Not applicable.
Item 6—Schedule of Investments
The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8—Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10—Submission of Matters to a Vote of Security Holders
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this item.
Item 11—Controls and Procedures
(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.
(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12—Exhibits
(a)(1)    Not applicable.
(a)(2)	Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
First American Strategy Funds, Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr. President
Date: May 5, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr. President
Date: May 5, 2008

By:
/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr. Treasurer
Date: May 5, 2008